Debt And Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2011
Debt And Credit Agreements [Abstract]
Debt Profile
	2012		2013	2014	2015	2016	Thereafter	Total long-term	Total

US private placement notes (incl. DRD1)) (Weighted average interest rate 4.9%)2)	$110.0		$—	$125.0	$—	$—	$165.0	$290.0	$400.0
Overdraft/Other short-term debt (incl. DRD1)) (Weighted average interest rate 8.8%)	59.2		—	—	—	—	—	—	59.2
Notes issued as a part of Equity units (interest rate 15%)3)	107.2	4)	—	—	—	—	—	—	107.2
Medium-term notes (Weighted average interest rate 3.6%)	—		—	—	—	—	43.3	43.3	43.3
Other long-term loans, incl. current portion5) (Weighted average interest rate 3.1%)	22.4		10.5	2.9	1.7	—	—	15.1	37.5
Total debt as cash flow, (incl. DRD1))	$298.8		$10.5	$127.9	$1.7	$—	$208.3	$348.4	$647.2
DRD adjustment	4.0		—	—	—	—	15.1	15.1	19.1

Total debt as reported	$302.8		$10.5	$127.9	$1.7	$—	$223.4	$363.5	$666.3

1)	Debt Related Derivatives (DRD), i.e. the fair market value adjustments associated with hedging instruments as adjustments to the carrying value of the underlying debt.
2)	Interest rates will change as roll-overs occur prior to final maturity.
3)	The effective interest rate on the notes including cash coupon and amortization is 15% until repricing.
4)	Repricing in 2012, final maturity in 2014.
5)	Primarily loans from Japanese banks in JPY and loans from Brazilian banks in BRL.